Consolidated Statements of Operations and Comprehensive Loss (Parentheticals) - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Loss per share diluted	€ (0.67)	€ (1.10)	€ (1.26)